Leases - Assets recorded under finance leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases
Vessels and vessel equipment, net of accumulated depreciation	$ 51,049	$ 53,545
Deferred drydock expenditures, net of accumulated amortization	220	598
Total finance lease asset	$ 51,269	$ 54,143
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net